CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Research and development (including related party amounts of $401, $140, $401 and $337 for the three months ended September 30, 2023 and 2022 and nine months ended September 30, 2023 and 2022, respectively)	$ 3,929	$ 4,121	$ 11,577	$ 12,659
Interest expense (including related party amounts of $63, $628, $160 and $1,663 for the three months ended September 30, 2023 and 2022 and the nine months ended September 30, 2023 and 2022, respectively)	211	636	307	1,690
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties (including related party amounts of $42, $1, $12 and $3 for the three months ended September 30, 2023 and 2022 and the nine months ended September 30, 2023 and 2022, respectively)	1,741	(73)	(1,043)	(88)
Related Party
Research and development (including related party amounts of $401, $140, $401 and $337 for the three months ended September 30, 2023 and 2022 and nine months ended September 30, 2023 and 2022, respectively)	401	140	401	337
Interest expense (including related party amounts of $63, $628, $160 and $1,663 for the three months ended September 30, 2023 and 2022 and the nine months ended September 30, 2023 and 2022, respectively)	63	628	160	1,663
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties (including related party amounts of $42, $1, $12 and $3 for the three months ended September 30, 2023 and 2022 and the nine months ended September 30, 2023 and 2022, respectively)	$ 42	$ 1	$ 12	$ 3